Segment information	6 Months Ended
Feb. 28, 2025
Segment information
Segment information

20. Segment information

The Company operates in two reportable business segments.

The two reportable business segments offer different products and services, require different processes and are based on how the financial information is produced internally for the purposes of monitoring operating results and making decisions about resource allocation and performance assessment by the Company’s Chief Operating Decision Maker.

The following summary describes the operations of each of the Company’s reportable business segments:

●Sale of electric boats – manufacture of customized electric boats for consumer market and sale of boat parts maintenance, and
●Rental of electric boats – short-term rental operation and boat club membership.

Sales between segments are accounted for at prices that approximate fair value. No business segments have been aggregated to form the above reportable business segments.

	Three-month period ended February 28, 2025
	Sale of			Inter-
	electric		Rental of	segment
	boats		electric boats	eliminations	Total
	$		$	$	$
Revenue from external customers	78,332		26,950	—	105,282
Revenue from other segments	24,588		—	(24,588)	—
Segment revenues	102,920		26,950	(24,588)	105,282
Segment gross profit (loss)	15,760		(6,450)	(15,012)	(5,702)

Segment profit (loss) before tax	(3,539,241)	[1]	(63,932)	(12,004)	(3,615,177)
Research and development	785,192		4,783	—	789,975
Office salaries and benefits	944,842		84	—	944,926

	Three-month period ended February 29, 2024
	Sale of				Inter-
	electric		Rental of		segment
	boats		electric boats		eliminations	Total
	$		$		$	$
Revenue from external customers	176,028		552,583		—	728,611
Revenue from other segments	206,859		5,059		(211,918)	—
Segment revenues	382,887		557,642		(211,918)	728,611
Segment gross profit (loss)	(40,126)		267,422		(7,213)	220,083

Segment profit (loss) before tax	(3,868,221)	[2]	(4,573,228)	[3]	(5,869)	(8,447,318)
Research and development	334,731		—		—	334,731
Office salaries and benefits	917,109		127,663		—	1,044,772
1.For the three-month period ended February 28, 2025, the segment profit for this segment includes a gain on derivative liabilities of $1,456,228 and transaction costs of $845,995 [see note 13].
2.For the three-month period ended February 29, 2024, the segment profit for this segment includes a gain on derivative liabilities of $906,760 and transaction costs of $1,710,863 [see note 13].
3.For the three-month period ended February 29, 2024, the segment profit for this segment includes a goodwill impairment loss of $4,274,000 [see note 8].

	Six-month period ended February 28, 2025
	Sale of			Inter-
	electric		Rental of	segment
	boats		electric boats	eliminations	Total
	$		$	$	$
Revenue from external customers	198,724		48,969	—	247,693
Revenue from other segments	34,588		—	(34,588)	—
Segment revenues	233,312		48,969	(34,588)	247,693
Segment gross profit (loss)	(21,551)		(16,379)	(18,212)	(56,142)

Segment profit (loss) before tax	(5,149,984)	[4]	(15,393)	(22,030)	(5,187,407)
Research and development	1,038,185		5,800	—	1,043,985
Office salaries and benefits	1,546,628		(111,757)	—	1,434,871

	Six-month period ended February 29, 2024
	Sale of				Inter-
	electric		Rental of		segment
	boats		electric boats		eliminations	Total
	$		$		$	$
Revenue from external customers	294,618		1,420,385		—	1,715,003
Revenue from other segments	225,753		11,967		(237,720)	—
Segment revenues	520,371		1,432,352		(237,720)	1,715,003
Segment gross profit (loss)	(68,869)		738,600		(14,120)	655,611

Segment profit (loss) before tax	(2,741,581)	[5]	(4,738,734)	[6]	1,267	(7,479,048)
Research and development	1,319,237		—		—	1,319,237
Office salaries and benefits	1,598,103		307,123		—	1,905,226

	As at February 28, 2025
	Sale of		Inter-
	electric	Rental of	segment
	boats	electric boats	eliminations	Total
	$	$	$	$
Segment assets	36,712,808	1,480,270	(9,922,121)	28,270,957
Cash	15,241,752	82,424	—	15,324,176
Additions to property and equipment and intangibles	82,249	10,000	(3,200)	89,049
Segment liabilities	4,511,651	791,426	(759,441)	4,543,636
1.For the six-month period ended February 28, 2025, the segment profit for this segment includes a gain on derivative liabilities $3,129,648 and transaction costs of $1,040,742, respectively [see note 13].
2.For the six-month period ended February 29, 2024, the segment profit for this segment includes a gain on derivative liabilities $6,317,928 and transaction costs of $1,860,335, respectively [see note 13].
3.For the six-month period ended February 29, 2024, the segment profit for this segment includes a goodwill impairment loss of $4,274,000 [see note 8].

	As at August 31, 2024
	Sale of		Inter-
	electric	Rental of	segment
	boats	electric boats	eliminations	Total
	$	$	$	$
Segment assets	19,737,669	2,960,124	(11,277,388)	11,420,241
Cash	28,108	35,018	—	63,126
Additions to property and equipment	280,587	487,000	(185,744)	599,578
Segment liabilities	8,306,618	1,151,501	(1,013,824)	8,400,254

The Company has disclosed the above amounts for each reportable segment because they are regularly reviewed by the Chief Operating Decision Maker.